LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

13.     LEASES

The Group leases certain office premises to support its core business under non-cancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. As of December 31, 2019, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2019, the Group had no significant lease contract that has been entered into but not yet commenced.

A summary of supplemental information related to operating leases as of December 31, 2019 is as follows:

	Year ended
	December 31, 2019
Operating lease ROU assets	334,134
Operating lease liabilities	282,334
Operating leases - Weighted average remaining lease term	1.88	years
Operating leases - Weighted average discount rate	4.19%

A summary of lease cost recognized and recorded in sales and marketing and general and administrative expenses in the consolidated statements of operations and supplemental cash information related to operating leases is as follows:

Year ended
December 31, 2019
Operating lease cost	283,834
Short-term lease cost	9,724
Total(*)	293,558
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	281,425
Non-cash ROU assets in exchange for new lease liabilities:
Operating leases	157,120

(*) The lease expenses based on ASC840 were RMB320,168 and RMB310,072 for the years ended December 31, 2017 and 2018, respectively.

As of December 31, 2019, the maturity of operating lease liabilities under the Group's non-cancelable operating leases is as follows:

As of December 31, 2019
RMB
2020	193,478
2021	82,128
2022	17,944
2023	454
2024 and thereafter	—
Subtotal	294,004
Less: imputed interest	(11,670)
Present value of operating lease liabilities	282,334

The future minimum lease payments under the Group's non-cancelable operating leases consisted of the following as of December 31, 2018:

As of December 31, 2018
RMB
2019	251,371
2020	140,735
2021	36,223
2022	4,327
2023 and thereafter	—
Total	432,656